Income Taxes	12 Months Ended
Dec. 31, 2023
Income Taxes
Income taxes

19. Income taxes

The reconciliation of income tax expense for the years ended December 31, 2023, 2022 and 2021 consists of the following:

	2023	2022	2021
	$	$	$
Loss from continuing operations before income taxes	(18,230,588)	(26,703,662)	(33,937,956)
Statutory federal and provincial tax rate	26.50%	26.50%	26.50%
Income tax recovery at the statutory tax rate	(4,831,106)	(7,076,470)	(8,993,558)
Permanent differences	2,557,822	1,639,590	3,758,401
Book to filing adjustments	(119,668)	438,255	75,474
Share issuance cost booked directly to equity	—	—	(377,378)
Impact of tax rate changes	(42,277)	—	—
Foreign exchange	(582,404)	1,044,135	(120)
Change in tax benefits not recognized	3,017,633	3,954,490	5,537,181
	—	—	—

Deferred tax assets have not been recognized in respect of the following temporary differences as at December 31, 2023 and 2022:

	2023	2022	2021
	$	$	$
Non-capital losses - Canada	88,880,329	77,271,986	63,216,617
Net-operating loss - US	5,073,156	5,120,395	5,111,610
Unrealized foreign exchange loss	—	94,733	94,733
Share-issuance costs	1,046,315	2,045,027	3,349,261
Capital losses carried forward	3,534,651	—	—
Other investments	2,528,001	5,542,253	5,308,027
IFRS 16	5,814	37,439	87,050
Property, plant and equipment	849,854	324,798	167,653
Total	101,918,120	90,436,631	77,334,951

The Company’s Canadian non-capital income tax losses expire as follows:

$
2038	6,203,680
2039	10,989,236
2040	22,067,467
2041	19,735,799
Thereafter	29,884,147
88,880,329

The company has cumulative US federal net operating loss carryforwards of approximately $5.07 million which will start to expire in 2026. Utilization of net operating loss carryforwards may be subject to limitations in the event of a change in ownership pursuant to United States Internal Revenue Code (“IRC”) § 382, and similar state provisions. As a result of the acquisition of Prismic on June 28, 2019, the preacquisition net operating loss carryforwards of approximately $4.93 million could be subject to IRC § 382 limitation as the acquisition could constitute a change of ownership.